NOTE RECEIVABLE (Details)	12 Months Ended	0 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012 CAD	Nov. 16, 2012 Lone Star LP CAD	Feb. 21, 2012 Lone Star LP CAD	May 16, 2011 Lone Star LP USD ($) item	Sep. 30, 2012 Lone Star LP USD ($)	Dec. 31, 2012 Lone Star LP
Discontinued operations
Amount received by unsecured creditors of MEC				$ 20,000,000
Net proceeds				25,800,000
Cash proceeds				10,800,000
Net proceeds received held in escrow				500,000
Note receivable received				15,000,000
Interest rate of note receivable (as a percent)						5.00%
Number of installments				3
Amount of installment				5,000,000
Installment term				9 months
Percentage of payments relating to the note receivable remitted to the entity						50.00%
Installments of the note receivable received, principal amount	4,973,000	2,500,000	2,500,000
Accrued interest on installments of notes receivable		200,000	300,000
Net proceeds held in escrow, forgiven					$ 250,000